Summary of Business and Significant Accounting Policies - Additional Information (Detail) $ in Thousands, shares in Millions	3 Months Ended				12 Months Ended				27 Months Ended
	Mar. 31, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May. 14, 2008 shares	Dec. 31, 2013 USD ($)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering | shares								14
Market segments | Segment	2				2
Debt outstanding	$ 2,800,000				$ 1,300,000
Interest cost, capitalized			$ 1,000		1,900	$ 1,300
Trademarks impairment charge					6,300	1,600	$ 3,693
Restructuring charges	22,000				134,486	1,378	102,404		$ 103,782
Trade accounts receivable - unaffiliated customers				$ 100,700	$ 84,000	100,700			100,700
Concentration Risk, Percentage					27.00%
Allowance for doubtful accounts				700	$ 600	700			700
Bad debt expenses					(100)	300	100
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs to be expensed as incurred					$ 500
Trademarks
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge		$ 6,300		1,600			3,700
Customer Related Intangibles
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives					25 years
Patents
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives					10 years
Restructuring Charges
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Fixed asset impairment charge							66,500
Intangibles and other assets
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	1,000			$ 800	$ 800	800			800
Revolving Credit Facilities | Line of credit
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Credit facility, remaining borrowing capacity	35,000				66,900
Property and equipment impairment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restructuring charges						$ 0	$ 66,521		66,521
Bucksport Mill Closure In 2014
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restructuring charges	9,000				134,486				144,000
Bucksport Mill Closure In 2014 | Property and equipment impairment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restructuring charges	$ 0				$ 88,728				$ 89,000